Income Tax (Restated)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Tax (Restated)

Note 12: Income Tax (Restated)

Significant components of deferred tax assets were as follows:

	As of December 31,
	2020	2019
U.S. federal tax loss carry–forward	$4,143,828	$-
U.S. local tax loss carry–forward	389,717	-
Equity based compensation – RSUs	416,157
Property and equipment	(1,741,690)	-
Prepaid rent	(1,040,888)	-
Total deferred tax assets	2,167,124	-
Less: valuation allowance	(2,167,124)	-
Net deferred tax asset	$—	$—

As of December 31, 2020, the Company had the following tax attributes:

	Amount	Begins to expire
U.S. federal net operating loss carry–forwards	$19,732,513	Indefinite
U.S. local net operating loss carry–forwards	19,732,513	Fiscal 2025

As it is not more likely than not that the resulting deferred tax benefits will be realized, a full valuation allowance has been recognized for such deferred tax assets. For the year ended December 31, 2020, the valuation allowance increased by $2,167,124.

The provision for/(benefit from) income tax differs from the amount computed by applying the statutory federal income tax rate to income before the provision for/(benefit from) income taxes. The sources and tax effects of the differences are as follows:

	For the Years Ended December 31,
	2020	2019
	(Restated)
Expected Federal Tax	(21.0)%	-%
Local Tax (Net of Federal Tax Benefits)	(2.0)	-
Business Combination Expenses	22.0	-
Change in FV of warrant liability	(27.1)
Note Extinguishment	4.3	-
Deferred Tax Liabilities Resulting from Business Combination	13.2	-
Other permanent differences	1.0
Change in valuation allowance	9.6	-
Effective rate of income tax	-%	-%

The Company files income tax returns in the U.S. federal jurisdiction and local (City of Canton) jurisdictions. As a result of the July 1, 2020 business combination and resulting conversion from a limited liability company to a corporate taxable entity, deferred tax liabilities of $2,995,870 were recognized from accrual and tax timing differences of property and equipment and prepaid rent existing at the time of the merger. Prior to the July 1, 2020 business combination the Company was a pass through entity and was not subject to income tax. The deferred tax liabilities were subsequently offset by the deferred tax assets created primarily from net operating losses incurred during the period from the merger date through the end of the year. See Note 15 for a discussion on the restatement of the Company’s financial statements.